Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock		$ 35,599	$ 32,498	$ 32,476	$ 28,638		$ 129,211
Cash dividends declared per common share		$ 0.38	$ 0.34	$ 0.34	$ 0.30		$ 1.36	$ 3.08	$ 0.64
Subsequent Event [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 35,600					$ 152,700
Cash dividends declared per common share	$ 0.38					$ 1.52